Commitments, Contingent Liabilities and Liens (Information about Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 44,939
2015	59,230
2016	24,330
2017	591
2018 and thereafter
Operating Facilities [Member]
Operating Leased Assets [Line Items]
Lease expiration dates	Dec. 31, 2017
2014	746
2015	614
2016	250
2017
2018 and thereafter
Vehicles [Member]
Operating Leased Assets [Line Items]
2014	661
2015	539
2016	76
2017
2018 and thereafter
Long Term Operating Networks [Member]
Operating Leased Assets [Line Items]
Lease expiration dates	Sep. 30, 2019
2014	43,532
2015	58,078
2016	24,004
2017	591
2018 and thereafter